PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property, plant and equipment, net

	December 31,
	2022	2023
Buildings and plant	$555,712	$906,293
Machinery and equipment	1,094,834	2,020,209
Furniture, fixtures and equipment	79,593	124,283
Motor vehicles	2,140	3,219
Less: Accumulated depreciation	405,412	535,159
Property, plant and equipment, net	$1,326,867	$2,518,845
Construction in process	1,278,328	1,107,578
Total	$2,605,195	$3,626,423